Significant Acquisition And Equity Transactions (Details 10) ¥ in Millions, SGD in Millions, HKD in Millions, $ in Millions	1 Months Ended
	Feb. 28, 2015 USD ($)	Feb. 28, 2015 CNY (¥)	Jul. 31, 2014 SGD	Jul. 31, 2014 HKD	Jul. 31, 2014 CNY (¥)	May. 31, 2014 USD ($) director	May. 31, 2014 CNY (¥) director	Apr. 30, 2014 HKD	Apr. 30, 2014 USD ($)	Apr. 30, 2014 CNY (¥)	Mar. 31, 2014 HKD	Mar. 31, 2014 CNY (¥)	Feb. 28, 2014 CNY (¥)	May. 31, 2013 CNY (¥)	Apr. 30, 2013 USD ($)	Apr. 30, 2013 CNY (¥)	Mar. 31, 2015 CNY (¥)
Meizu
Investment
Equity interest (as a percent)	29.00%	29.00%
Purchase consideration, cost method	$ 590	¥ 3,619
Intime
Investment
Total cash consideration				HKD 5,368	¥ 4,264
Intime | Ordinary Shares
Investment
Percentage of equity interest acquired			9.90%	9.90%	9.90%
Intime | Convertible bonds accounted for under the fair value option
Investment
Percentage of equity interest upon conversion of convertible bond			26.00%	26.00%	26.00%
Convertible bond interest per annum			1.50%	1.50%	1.50%
SingPost | Ordinary Shares
Investment
Percentage of equity interest acquired			10.00%	10.00%	10.00%
Purchase price			SGD 313		¥ 1,548
Youku Tudou
Investment
Purchase consideration, equity method						$ 1,090	¥ 6,723
Number of director appointed to investee | director						1	1
Allocated to net assets acquired							¥ 1,877
Youku Tudou | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets							918
Youku Tudou | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets							4,158
Youku Tudou | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets							¥ 230
Youku Tudou | Ordinary Shares
Investment
Equity interest (as a percent)							16.50%
Alibaba Health
Investment
Purchase consideration, equity method								HKD 932		¥ 741
Allocated to net assets acquired										509
Alibaba Health | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets										100
Alibaba Health | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets										157
Alibaba Health | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets										¥ 25
Alibaba Health | Ordinary Shares
Investment
Equity interest (as a percent)										38.00%
Weibo
Investment
Equity interest (as a percent)															18.00%	18.00%
Purchase consideration, cost method															$ 586	¥ 3,645
Equity interest (as a percent)										30.00%
Purchase consideration, equity method									$ 449	¥ 2,764
Allocated to net assets acquired										1,548
Weibo | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets										1,126
Weibo | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets										3,978
Weibo | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets										¥ 282
Haier | Ordinary Shares
Investment
Percentage of equity interest acquired											2.00%	2.00%
Purchase price											HKD 965	¥ 763
Logistics business of Haier
Investment
Equity interest (as a percent)												9.90%
Purchase consideration, equity method											540	¥ 427
Allocated to net assets acquired												195
Logistics business of Haier | Amortizable intangible assets and goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets												252
Logistics business of Haier | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets												20
Haier convertible bond | Convertible bonds accounted for under the fair value option
Investment
Total cash consideration											HKD 1,316	¥ 1,044
Bond exchange, equity interests (as a percent)											24.00%	24.00%
Cainiao
Investment
Equity interest (as a percent)																	48.00%
Commitment made by the Company to invest, amount													¥ 250	¥ 2,150
Investment to date, equity method investment																	¥ 2,400